Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of Number and Weighted Average Exercise Prices of Share Options
The following table illustrates the number and weighted average exercise prices of, and movements in the New 2022 Share Incentive Plan during the year
s
ended December 31, 2022 and 2023:

	Number of options	Weighted average exercise prices
		US$
Awarded and unvested as of December 31, 2021	—	N/A

Assumed from 2022 Share Incentive Plan	207,871,928	0.00	*

Granted	2,399,810	0.15

Forfeited	(157,310)	0.01

Exercised	—	N/A

Outstanding as of December 31,2022	210,114,428	0.00	*

Exercisable as of 31 December 2022	104,527,155	0.00	*

	Number of options	Weighted average exercise prices
		US$
Outstanding as of December 31, 2022	210,114,428	0.00	*

Granted	199,457,890	0.08

Forfeited	(27,590,368)	0.10

Exercised	(48,463,868)	0.01

Outstanding as of December 31,2023	333,518,082	0.04

Exercisable as of 31 December 2023	204,896,622	0.00	*

*	Representing amount less than US$0.005.

Disclosure of Detailed Information About Models Used for the Valuation of the Share Options
The following tables list the inputs to the models used for the valuation of the share options for the year ended December 31, 2023:

	Binomial	Monte Carlo
Weighted average fair values at the measurement date	$0.46	$0.23-$0.58
Expected volatility (%)	66.48% - 67.66%	61.07% - 61.16%
Risk–free interest rate (%)	3.48% - 4.59%	3.76% - 3.82%
Expected life of share options (years)	9.85	8.72 - 8.75
Weighted average share price	$0.52	$0.59

Disclosure of Detailed Information Expense from Share Based Payment Transactions
For the years ended December 31, 2021, 2022 and 2023, the Group allocated share based compensation expense as follows:

	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Cost of revenues	82	5,322	8,895
Selling and marketing expenses	3,896	27,846	63,766
Administrative expenses	6,323	170,145	316,762
Research and development expenses	487	10,519	9,653

Total	10,788	213,832	399,076

Dada Share Incentive Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of Number and Weighted Average Exercise Prices of Share Options
The following table illustrates the number and weighted average exercise prices of, and movements in, the 2022 Share Incentive Plan during the year ended December 31, 2022:

	Number of options	Weighted average exercise prices
		US$
Awarded and unvested as of December 31, 2021	—	N/A

Granted	228,189,750	0.00	*

Forfeited	(20,317,822)	0.00	*

Exercised	—	N/A

Carried over to New 2022 Share Incentive Plans	207,871,928	0.00	*

Outstanding as of December 31,2022	—	N/A

*	Representing amount less than US$0.005.

Disclosure of Detailed Information About Models Used for the Valuation of the Share Options
The following tables list the inputs to the models used for the valuation of the share options for the year ended December 31, 2022:

Model used	Binomial	Monte Carlo
Weighted average fair values at the measurement date	$0.27	$0.03
Expected volatility (%)	64.78% - 67.38%	63.11%
Risk–free interest rate (%)	1.81% - 3.72%	2.14%
Expected life of share options (years)	10	9.13 - 9.53
Weighted average share price	$0.28	$0.24

Newlink Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of Number and Weighted Average Exercise Prices of Share Options
The following table illustrates the number and weighted average exercise prices of, and movements in, the NewLink 2020 Share Incentive Plan during the years ended December 31, 2022 and 2023:

	2022	2022		2023	2023
	Number of options	Weighted average exercise prices		Number of options	Weighted average exercise prices
		US$			US$
Outstanding as of January 1	3,310,722	0.00	*	3,856,621	0.08
Granted	932,000	0.32		103,610	0.00
Forfeited	(386,101)	0.00	*	(711,985)	0.42
Exercised	—	N/A		—	N/A
Outstanding as of December 31	3,856,621	0.08		3,248,246	0.00
Exercisable as of December 31	1,781,120	0.00	*	2,426,789	0.00

*	Representing amount less than US$0.005.